JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 43.9%
Aerospace & Defense — 0.4%
Boeing Co. (The) 4.88%, 5/1/2025	8,520	9,044
BWX Technologies, Inc. 5.38%, 7/15/2026(a)	185	190
Howmet Aerospace, Inc.
5.13%, 10/1/2024	700	710
5.90%, 2/1/2027	555	560
Leidos, Inc. 3.63%, 5/15/2025(a)	2,990	3,208
Rockwell Collins, Inc. 3.10%, 11/15/2021	100	102
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(a)	150	149
TransDigm, Inc. 6.25%, 3/15/2026(a)	700	716
Triumph Group, Inc.
6.25%, 9/15/2024(a)	500	429
7.75%, 8/15/2025	385	250

		15,358

Air Freight & Logistics — 0.0%(b)
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	318	322
6.75%, 8/15/2024(a)	623	648

		970

Airlines — 0.0%(b)
American Airlines Group, Inc. 5.00%, 6/1/2022(a)	227	132
United Airlines Holdings, Inc.
5.00%, 2/1/2024	200	146
4.88%, 1/15/2025	465	325

		603

Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	870	730
Adient US LLC 7.00%, 5/15/2026(a)	620	636
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	850	856
5.88%, 6/1/2029(a)	465	470
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	486	482
6.25%, 4/1/2025	1,355	1,277
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	1,510	1,518
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	625	608
Icahn Enterprises LP
6.25%, 2/1/2022	250	251
6.75%, 2/1/2024	365	370
6.25%, 5/15/2026	620	624
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(a)	1,025	1,043
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	1,695	1,743

		10,608

Automobiles — 2.2%
BMW Finance NV (Germany) 2.25%, 8/12/2022(a)	1,890	1,911
BMW US Capital LLC (Germany) 3.80%, 4/6/2023(a)	13,805	14,486
Daimler Finance North America LLC (Germany)
2.00%, 7/6/2021(a)	1,500	1,494
3.40%, 2/22/2022(a)	10,540	10,750
2.55%, 8/15/2022(a)	5,710	5,738
3.35%, 2/22/2023(a)	150	153
1.75%, 3/10/2023(a)	4,960	4,885
Ford Motor Co. 9.00%, 4/22/2025	400	421
Hyundai Capital America
3.00%, 6/20/2022(a)	4,680	4,676
2.85%, 11/1/2022(a)	13,345	13,278
2.38%, 2/10/2023(a)	4,375	4,307
Volkswagen Group of America Finance LLC (Germany)
2.90%, 5/13/2022(a)	3,355	3,414
2.70%, 9/26/2022(a)	7,290	7,415
4.25%, 11/13/2023(a)	1,605	1,718

		74,646

Banks — 15.6%
ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021(a)	200	202
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	2,000	2,118
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)	1,520	1,583
ANZ New Zealand Int’l Ltd. (New Zealand)
2.75%, 1/22/2021(a)	200	203
2.88%, 1/25/2022(a)	870	895
1.90%, 2/13/2023(a)	6,900	7,025
3.40%, 3/19/2024(a)	560	598
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023(a)	1,750	1,877
Australia & New Zealand Banking Group Ltd. (Australia) 2.63%, 11/9/2022	6,725	7,019
Banco Santander SA (Spain)
3.50%, 4/11/2022	7,000	7,232
3.85%, 4/12/2023	6,000	6,323
2.75%, 5/28/2025	3,200	3,266
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(c)	650	651
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	4,820	4,981
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(c)	6,000	6,195
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	9,280	9,696
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025(c)	3,590	3,736

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026(c)	7,825	7,977
Bank of Montreal (Canada) 2.50%, 6/28/2024	7,330	7,705
Bank of New Zealand (New Zealand)
3.50%, 2/20/2024(a)	5,190	5,533
2.00%, 2/21/2025(a)	5,170	5,298
Bank of Nova Scotia (The) (Canada)
2.00%, 11/15/2022	4,080	4,193
1.95%, 2/1/2023	9,099	9,322
1.63%, 5/1/2023	8,115	8,262
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022(a)	730	753
2.13%, 11/21/2022(a)	5,000	5,080
3.75%, 7/20/2023(a)	15,790	16,982
Barclays Bank plc (United Kingdom) 2.65%, 1/11/2021	2,000	2,018
Barclays plc (United Kingdom)
3.68%, 1/10/2023	11,858	12,272
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	6,115	6,407
BBVA USA
3.50%, 6/11/2021	1,750	1,775
2.88%, 6/29/2022	4,000	4,041
BNP Paribas SA (France)
2.95%, 5/23/2022(a)	4,000	4,108
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025(a)(c)	7,170	7,364
BNZ International Funding Ltd. (New Zealand)
2.90%, 2/21/2022(a)	750	776
2.65%, 11/3/2022(a)	1,500	1,552
3.38%, 3/1/2023(a)	1,500	1,582
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(c)	15,825	16,288
Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023(c)	7,490	7,504
Capital One NA 2.15%, 9/6/2022	2,040	2,066
CIT Group, Inc.
5.00%, 8/1/2023	225	226
4.75%, 2/16/2024	235	235
Citigroup, Inc.
(SOFR + 0.87%), 2.31%, 11/4/2022(c)	4,665	4,728
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	6,130	6,308
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	12,210	12,596
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(e)	680	696
(SOFR + 2.75%), 3.11%, 4/8/2026(c)	12,730	13,401
Citizens Bank NA 3.25%, 2/14/2022	565	582
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	15,000	15,466
3.75%, 4/24/2023(a)	5,000	5,294
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 6/9/2023	1,000	1,062
Discover Bank 3.10%, 6/4/2020	250	250
DNB Bank ASA (Norway) 2.15%, 12/2/2022(a)	8,065	8,311
Fifth Third Bancorp
2.60%, 6/15/2022	100	103
2.38%, 1/28/2025	5,000	5,152
HSBC Bank plc (United Kingdom) 4.13%, 8/12/2020(a)	380	383
HSBC Holdings plc (United Kingdom)
2.95%, 5/25/2021	200	204
(ICE LIBOR USD 3 Month + 0.65%), 1.43%, 9/11/2021(c)	300	300
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(c)	4,435	4,582
3.60%, 5/25/2023	4,000	4,254
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(c)	5,130	5,325
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(c)	2,730	2,807
Huntington Bancshares, Inc. 2.30%, 1/14/2022	633	646
Huntington National Bank (The) 3.13%, 4/1/2022	900	937
ING Groep NV (Netherlands) 3.55%, 4/9/2024	475	509
Lloyds Bank plc (United Kingdom)
3.30%, 5/7/2021	200	205
2.25%, 8/14/2022	1,890	1,942
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(c)	2,000	2,056
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(c)	5,605	5,952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(c)	4,130	4,177
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 1.64%, 7/26/2021(c)	85	85
3.54%, 7/26/2021	145	150
3.22%, 3/7/2022	10,825	11,212
2.62%, 7/18/2022	3,325	3,422
3.46%, 3/2/2023	4,000	4,222
2.19%, 2/25/2025	8,175	8,380

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	4,400	4,550
2.60%, 9/11/2022	5,000	5,151
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	6,040	6,168
MUFG Union Bank NA 3.15%, 4/1/2022	700	727
National Bank of Canada (Canada) 2.15%, 10/7/2022(a)	9,080	9,278
NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023(a)	7,220	7,282
Nordea Bank Abp (Finland) 2.50%, 9/17/2020(a)	200	201
Royal Bank of Canada (Canada)
1.60%, 4/17/2023	5,355	5,464
2.25%, 11/1/2024	4,500	4,720
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)	9,370	9,639
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	8,555	9,185
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	10,711	10,834
2.88%, 8/5/2021	2,000	2,034
Santander UK plc (United Kingdom)
2.13%, 11/3/2020	2,400	2,416
2.50%, 1/5/2021	385	389
Skandinaviska Enskilda Banken AB (Sweden)
3.05%, 3/25/2022(a)	1,960	2,031
2.20%, 12/12/2022(a)	10,925	11,242
Societe Generale SA (France)
3.25%, 1/12/2022(a)	9,000	9,213
3.88%, 3/28/2024(a)	1,000	1,053
2.63%, 1/22/2025(a)	5,515	5,537
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(c)	5,000	5,028
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)	11,720	12,117
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)	3,475	3,498
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	830	853
2.78%, 7/12/2022	8,000	8,262
2.78%, 10/18/2022	65	68
3.10%, 1/17/2023	4,075	4,279
2.70%, 7/16/2024	3,075	3,218
Truist Bank
2.80%, 5/17/2022	1,000	1,040
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(c)	2,594	2,672
1.25%, 3/9/2023	11,000	11,082
Truist Financial Corp.
2.20%, 3/16/2023	2,210	2,283
2.50%, 8/1/2024	1,225	1,293
US Bancorp 1.45%, 5/12/2025	6,780	6,941
Wells Fargo & Co.
3.75%, 1/24/2024	5,000	5,378
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(c)	6,225	6,389
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(c)	5,080	5,148
(SOFR + 2.00%), 2.19%, 4/30/2026(c)	7,150	7,245
Westpac Banking Corp. (Australia) 2.75%, 1/11/2023	9,000	9,495

		542,021

Beverages — 0.4%
Constellation Brands, Inc.
2.70%, 5/9/2022	50	51
2.65%, 11/7/2022	65	68
4.25%, 5/1/2023	7,640	8,349
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	270	278
4.06%, 5/25/2023	5,500	5,993

		14,739

Biotechnology — 0.7%
AbbVie, Inc.
3.45%, 3/15/2022(a)	300	312
2.30%, 11/21/2022(a)	6,185	6,384
2.60%, 11/21/2024(a)	17,445	18,324

		25,020

Building Products — 0.0%(b)
Standard Industries, Inc.
6.00%, 10/15/2025(a)	700	726
4.75%, 1/15/2028(a)	405	408
Summit Materials LLC
6.13%, 7/15/2023	50	50
5.13%, 6/1/2025(a)	260	255

		1,439

Capital Markets — 4.1%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	6,000	6,443
Credit Suisse AG (Switzerland) 2.80%, 4/8/2022	9,510	9,854
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	8,750	9,021
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(c)	250	267
Deutsche Bank AG (Germany) 3.15%, 1/22/2021	2,750	2,752
Goldman Sachs Group, Inc. (The) Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(c)(d)(e)	755	691
3.63%, 1/22/2023	5,000	5,341
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	1,995	2,050

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	18,190	18,690
3.50%, 4/1/2025	7,750	8,318
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	120	125
Macquarie Bank Ltd. (Australia) 2.10%, 10/17/2022(a)	3,210	3,276
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(c)	5,005	5,150
Morgan Stanley
(SOFR + 0.83%), 0.89%, 6/10/2022(c)	1,395	1,378
4.88%, 11/1/2022	14,000	15,188
3.13%, 1/23/2023	7,500	7,918
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)	1,885	2,012
(SOFR + 1.99%), 2.19%, 4/28/2026(c)	7,750	7,962
MSCI, Inc. 5.38%, 5/15/2027(a)	800	860
UBS AG (Switzerland)
2.45%, 12/1/2020(a)	200	202
1.75%, 4/21/2022(a)	10,555	10,727
UBS Group AG (Switzerland)
2.65%, 2/1/2022(a)	6,798	6,965
3.49%, 5/23/2023(a)	4,054	4,227
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	9,415	9,705

		139,122

Chemicals — 0.2%
Air Liquide Finance SA (France) 1.75%, 9/27/2021(a)	200	202
Celanese US Holdings LLC 3.50%, 5/8/2024	290	303
CF Industries, Inc.
3.40%, 12/1/2021(a)	92	93
5.15%, 3/15/2034	465	490
Chemours Co. (The) 7.00%, 5/15/2025	1,260	1,225
CVR Partners LP 9.25%, 6/15/2023(a)	525	494
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(a)	1,030	872
OCI NV (Netherlands) 6.63%, 4/15/2023(a)	450	459
Olin Corp. 5.63%, 8/1/2029	570	515
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	745	764

		5,417

Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	12	12
ADT Security Corp. (The) 4.13%, 6/15/2023	315	316
Aramark Services, Inc. 5.00%, 2/1/2028(a)	655	645
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025(a)	240	262
Brink’s Co. (The) 4.63%, 10/15/2027(a)	310	290
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	475	492
Nielsen Finance LLC 5.00%, 4/15/2022(a)	1,120	1,118
Prime Security Services Borrower LLC 5.25%, 4/15/2024(a)	730	761

		3,896

Communications Equipment — 0.1%
CommScope, Inc.
5.50%, 3/1/2024(a)	130	134
5.50%, 6/15/2024(a)	730	718
6.00%, 3/1/2026(a)	1,945	2,045
Plantronics, Inc. 5.50%, 5/31/2023(a)	331	253

		3,150

Construction & Engineering — 0.0%(b)
AECOM 5.13%, 3/15/2027	490	520
MasTec, Inc. 4.88%, 3/15/2023	500	500

		1,020

Construction Materials — 0.0%(b)
Cemex SAB de CV (Mexico) 5.70%, 1/11/2025(a)	1,700	1,678

Consumer Finance — 2.6%
AerCap Ireland Capital DAC (Ireland)
4.50%, 5/15/2021	3,800	3,704
3.95%, 2/1/2022	4,726	4,454
3.50%, 5/26/2022	2,350	2,179
4.63%, 7/1/2022	4,350	4,099
3.30%, 1/23/2023	8,730	7,994
4.88%, 1/16/2024	10	9
3.50%, 1/15/2025	155	131
Ally Financial, Inc.
5.13%, 9/30/2024	730	760
5.75%, 11/20/2025	915	951
American Express Co.
2.75%, 5/20/2022	1,460	1,515
3.40%, 2/27/2023	265	282
(ICE LIBOR USD 3 Month + 0.75%), 1.31%, 8/3/2023(c)	35	35
3.70%, 8/3/2023	35	38
American Honda Finance Corp. 2.05%, 1/10/2023	8,755	8,940
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022(a)	5,500	4,894
5.25%, 5/15/2024(a)	8,786	7,415
Capital One Financial Corp.
2.60%, 5/11/2023	5,940	6,099
3.50%, 6/15/2023	2,195	2,314
3.90%, 1/29/2024	2,405	2,554
Caterpillar Financial Services Corp.
2.85%, 5/17/2024	480	520

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.45%, 5/15/2025	6,270	6,427
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	140	111
Ford Motor Credit Co. LLC
3.47%, 4/5/2021	820	800
4.27%, 1/9/2027	920	837
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024(a)(f)	1,085	590
John Deere Capital Corp.
2.60%, 3/7/2024	1,380	1,469
1.75%, 3/9/2027	4,390	4,496
Navient Corp.
6.13%, 3/25/2024	1,000	937
5.00%, 3/15/2027	175	150
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	10,460	9,231
4.50%, 3/15/2023(a)	2,500	2,118
Springleaf Finance Corp.
7.75%, 10/1/2021	205	210
6.13%, 5/15/2022	740	742
7.13%, 3/15/2026	943	929

		87,934

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)	735	758
5.25%, 8/15/2027(a)	1,205	1,186
Ball Corp. 5.25%, 7/1/2025	555	622
Berry Global, Inc.
5.13%, 7/15/2023	500	505
4.88%, 7/15/2026(a)	145	152
Crown Americas LLC 4.75%, 2/1/2026	355	369
Graphic Packaging International LLC 4.75%, 7/15/2027(a)	350	367
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	1,075	1,120
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	750	744
7.25%, 4/15/2025(a)	815	734
OI European Group BV 4.00%, 3/15/2023(a)	12	12
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023(a)	400	415
Reynolds Group Issuer, Inc.
(ICE LIBOR USD 3 Month + 3.50%), 4.72%, 7/15/2021(a)(c)	200	199
Sealed Air Corp. 5.13%, 12/1/2024(a)	345	373
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026(a)(g)	600	629

		8,185

Distributors — 0.0%(b)
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	350	343
Wolverine Escrow LLC 9.00%, 11/15/2026(a)	976	650

		993

Diversified Consumer Services — 0.0%(b)
Service Corp. International 4.63%, 12/15/2027	1,275	1,342

Diversified Financial Services — 0.4%
AIG Global Funding
2.70%, 12/15/2021(a)	748	767
2.30%, 7/1/2022(a)	985	1,015
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	9,735	9,931
GTP Acquisition Partners I LLC 2.35%, 6/15/2020(a)	600	601
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	525	496
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	450	480
8.25%, 11/15/2026(a)	325	355

		13,645

Diversified Telecommunication Services — 0.9%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	425	471
6.00%, 2/15/2028(a)	240	233
Altice France SA (France) 7.38%, 5/1/2026(a)	1,725	1,820
AT&T, Inc. 2.30%, 6/1/2027	3,080	3,115
CCO Holdings LLC
4.00%, 3/1/2023(a)	200	202
5.88%, 4/1/2024(a)	850	873
5.13%, 5/1/2027(a)	3,120	3,276
5.00%, 2/1/2028(a)	3,885	4,070
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	545	568
Series W, 6.75%, 12/1/2023	245	266
Series Y, 7.50%, 4/1/2024	575	633
5.63%, 4/1/2025	975	1,004
5.13%, 12/15/2026(a)	800	808
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	270	278
Frontier Communications Corp. 8.00%, 4/1/2027(a)	1,400	1,440
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	1,590	838
8.00%, 2/15/2024(a)(g)	767	774
Level 3 Financing, Inc.
5.63%, 2/1/2023	210	210
5.13%, 5/1/2023	100	100
5.38%, 5/1/2025	495	509
Sprint Capital Corp. 8.75%, 3/15/2032	2,215	3,184

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	1,255	1,402
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	550	576
Verizon Communications, Inc. 3.00%, 3/22/2027	4,790	5,217
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	1,275	1,339

		33,206

Electric Utilities — 1.4%
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	150
American Transmission Systems, Inc. 5.25%, 1/15/2022(a)	200	213
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023(a)	6,087	6,387
Edison International
2.40%, 9/15/2022	6,000	6,040
3.13%, 11/15/2022	1,760	1,812
2.95%, 3/15/2023	5,410	5,518
Emera US Finance LP (Canada) 2.70%, 6/15/2021	2,575	2,609
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021(h)	1,800	1,706
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,360
Exelon Corp. 3.50%, 6/1/2022(g)	375	390
FirstEnergy Corp. 2.05%, 3/1/2025	3,390	3,457
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	21
Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021(h)	1,500	1,416
ITC Holdings Corp. 2.70%, 11/15/2022	5,805	6,028
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	230	264
LG&E & KU Energy LLC 3.75%, 11/15/2020	122	123
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	600	624
NRG Energy, Inc. 7.25%, 5/15/2026	750	807
PNM Resources, Inc. 3.25%, 3/9/2021	69	70
Southern California Edison Co. Series E, 3.70%, 8/1/2025	4,285	4,695
Vistra Operations Co. LLC 5.00%, 7/31/2027(a)	975	1,020

		44,710

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 6.00%, 12/1/2025	470	484
CDW LLC
5.50%, 12/1/2024	500	543
4.25%, 4/1/2028	830	845

		1,872

Energy Equipment & Services — 0.4%
Archrock Partners LP 6.88%, 4/1/2027(a)	555	530
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	10,470	10,843
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	745	425
Nabors Industries, Inc. 4.63%, 9/15/2021	58	40
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	74	66
5.25%, 11/15/2024	632	325
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	605	554
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	155	146
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	195	185

		13,114

Entertainment — 0.1%
Cinemark USA, Inc. 4.88%, 6/1/2023	739	653
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	740	707
4.75%, 10/15/2027(a)	10	9
Netflix, Inc.
4.88%, 4/15/2028	685	731
5.88%, 11/15/2028	1,335	1,520
4.88%, 6/15/2030(a)	165	178

		3,798

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.
3.30%, 2/15/2021	1,500	1,522
3.50%, 1/31/2023	5,305	5,654
3.00%, 6/15/2023	110	116
2.40%, 3/15/2025	2,640	2,762
2.75%, 1/15/2027	3,000	3,200
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	590	448
Crown Castle International Corp. 4.88%, 4/15/2022	100	107
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	985	958
HAT Holdings I LLC 5.25%, 7/15/2024(a)	175	177
Iron Mountain, Inc.
5.75%, 8/15/2024	349	351
4.88%, 9/15/2027(a)	725	729
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	1,065	1,117
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027(a)	960	815
SBA Communications Corp.
4.00%, 10/1/2022	200	203
4.88%, 9/1/2024	580	595

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	6,294	6,410
VICI Properties LP
3.50%, 2/15/2025(a)	100	96
4.25%, 12/1/2026(a)	855	847
3.75%, 2/15/2027(a)	430	415
4.13%, 8/15/2030(a)	610	589
WEA Finance LLC (France) 2.88%, 1/15/2027(a)	3,110	2,892
Welltower, Inc. 3.63%, 3/15/2024	2,325	2,378

		32,381

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)	135	136
6.63%, 6/15/2024	605	625
4.63%, 1/15/2027(a)	270	274
5.88%, 2/15/2028(a)	350	375
4.88%, 2/15/2030(a)	190	197
Rite Aid Corp. 6.13%, 4/1/2023(a)	1,305	1,214
Safeway, Inc. 3.95%, 8/15/2020	475	473
Sysco Corp. 5.65%, 4/1/2025	6,000	6,833

		10,127

Food Products — 0.1%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	100	102
Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,085
JBS USA LUX SA 5.88%, 7/15/2024(a)	625	635
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)	750	776
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)	400	409
Post Holdings, Inc.
5.00%, 8/15/2026(a)	525	538
5.75%, 3/1/2027(a)	525	548
4.63%, 4/15/2030(a)	189	186

		4,279

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	580	606
5.50%, 5/20/2025	455	473
Dominion Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	3,590	3,762

		4,841

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 0.88%), 2.25%, 12/29/2020(c)	149	149
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	735	754
Hologic, Inc. 4.38%, 10/15/2025(a)	610	624
Teleflex, Inc. 4.63%, 11/15/2027	565	589

		2,116

Health Care Providers & Services — 1.2%
Aetna, Inc.
2.75%, 11/15/2022	223	231
2.80%, 6/15/2023	60	63
Anthem, Inc. 2.95%, 12/1/2022	75	79
Centene Corp.
4.75%, 5/15/2022	125	127
5.38%, 6/1/2026(a)	590	624
4.25%, 12/15/2027	900	940
3.38%, 2/15/2030	995	1,002
Community Health Systems, Inc. 8.63%, 1/15/2024(a)	825	829
CVS Health Corp.
3.70%, 3/9/2023	15,700	16,818
4.10%, 3/25/2025	68	76
DaVita, Inc. 5.00%, 5/1/2025	1,735	1,781
Encompass Health Corp.
5.13%, 3/15/2023	250	251
4.50%, 2/1/2028	980	995
HCA, Inc.
5.88%, 5/1/2023	485	527
5.38%, 2/1/2025	200	220
5.88%, 2/15/2026	2,065	2,312
5.38%, 9/1/2026	785	869
5.88%, 2/1/2029	3,640	4,231
Laboratory Corp. of America Holdings 2.30%, 12/1/2024	5,740	5,968
Tenet Healthcare Corp.
8.13%, 4/1/2022	560	585
4.88%, 1/1/2026(a)	2,640	2,713
6.25%, 2/1/2027(a)	2,135	2,210

		43,451

Health Care Technology — 0.0%(b)
IQVIA, Inc. 5.00%, 5/15/2027(a)	800	834

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada)
4.25%, 5/15/2024(a)	625	632
5.00%, 10/15/2025(a)	360	364
Boyd Gaming Corp. 6.00%, 8/15/2026	125	122
Caesars Resort Collection LLC 5.25%, 10/15/2025(a)	755	671
Cedar Fair LP
5.38%, 6/1/2024	260	247
5.25%, 7/15/2029(a)	345	326
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	271	188
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	355	349
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	1,050	1,053
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	307

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	600	596
International Game Technology plc
6.25%, 2/15/2022(a)	600	612
6.25%, 1/15/2027(a)	440	447
KFC Holding Co. 4.75%, 6/1/2027(a)	715	741
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	575	571
MGM Resorts International
5.75%, 6/15/2025	1,759	1,754
4.63%, 9/1/2026	33	32
5.50%, 4/15/2027	327	317
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)	1,100	1,042
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	619	579
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	1,175	1,105
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	570	604
Station Casinos LLC 5.00%, 10/1/2025(a)	470	422
Wyndham Destinations, Inc.
3.90%, 3/1/2023	285	265
5.40%, 4/1/2024(g)	70	66
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	400	388
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	1,095	1,052

		14,852

Household Durables — 0.2%
Lennar Corp.
4.88%, 12/15/2023	150	158
5.25%, 6/1/2026	965	1,038
Meritage Homes Corp. 6.00%, 6/1/2025	455	486
Newell Brands, Inc. 4.70%, 4/1/2026(g)	1,500	1,553
PulteGroup, Inc. 5.50%, 3/1/2026	335	370
Tempur Sealy International, Inc.
5.63%, 10/15/2023	625	625
5.50%, 6/15/2026	1,200	1,202

		5,432

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028	720	736
Energizer Holdings, Inc.
5.50%, 6/15/2025(a)	500	512
7.75%, 1/15/2027(a)	845	921
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	1,900	1,953
Spectrum Brands, Inc.
5.75%, 7/15/2025	750	774
5.00%, 10/1/2029(a)	660	644

		5,540

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 6.00%, 5/15/2026	565	597
Calpine Corp. 5.50%, 2/1/2024	190	191
Exelon Generation Co. LLC
3.40%, 3/15/2022	380	393
3.25%, 6/1/2025	5,185	5,369

		6,550

Insurance — 1.1%
American International Group, Inc. 2.50%, 6/30/2025	5,820	6,020
Athene Global Funding 3.00%, 7/1/2022(a)	5,165	5,211
Jackson National Life Global Funding
2.25%, 4/29/2021(a)	115	116
3.30%, 6/11/2021(a)	250	256
3.30%, 2/1/2022(a)	970	998
3.25%, 1/30/2024(a)	9,500	9,867
MassMutual Global Funding II 2.25%, 7/1/2022(a)	1,380	1,421
Protective Life Global Funding
2.16%, 9/25/2020(a)	150	151
(ICE LIBOR USD 3 Month + 0.52%), 1.89%, 6/28/2021(a)(c)	150	150
Reliance Standard Life Global Funding II
2.63%, 7/22/2022(a)	2,415	2,441
2.15%, 1/21/2023(a)	4,505	4,526
3.85%, 9/19/2023(a)	45	48
2.50%, 10/30/2024(a)	6,190	6,215
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020(a)	105	105

		37,525

IT Services — 0.0%(b)
Exela Intermediate LLC 10.00%, 7/15/2023(a)	104	18

Leisure Products — 0.0%(b)
Mattel, Inc. 6.75%, 12/31/2025(a)	1,640	1,710

Life Sciences Tools & Services — 0.0%(b)
Avantor, Inc. 6.00%, 10/1/2024(a)	1,115	1,171

Machinery — 0.0%(b)
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(a)	250	254
Colfax Corp.
6.00%, 2/15/2024(a)	353	368
6.38%, 2/15/2026(a)	9	9
Tennant Co. 5.63%, 5/1/2025	500	501

		1,132

Media — 0.7%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)	955	1,005
AMC Networks, Inc. 5.00%, 4/1/2024	815	817

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	1,159	1,054
5.13%, 8/15/2027(a)	1,740	1,740
CSC Holdings LLC
5.88%, 9/15/2022	450	474
5.25%, 6/1/2024	935	986
10.88%, 10/15/2025(a)	200	217
6.50%, 2/1/2029(a)	1,540	1,700
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	820	652
6.63%, 8/15/2027(a)	485	292
DISH DBS Corp.
6.75%, 6/1/2021	250	255
5.00%, 3/15/2023	250	249
5.88%, 11/15/2024	1,774	1,751
7.75%, 7/1/2026	2,460	2,552
Entercom Media Corp.
7.25%, 11/1/2024(a)	900	724
6.50%, 5/1/2027(a)	177	156
Gray Television, Inc.
5.13%, 10/15/2024(a)	250	253
7.00%, 5/15/2027(a)	385	407
iHeartCommunications, Inc. 6.38%, 5/1/2026	800	836
Interpublic Group of Cos., Inc. (The) 3.50%, 10/1/2020	65	66
Lamar Media Corp.
5.75%, 2/1/2026	350	365
3.75%, 2/15/2028(a)	120	116
4.00%, 2/15/2030(a)	85	82
Meredith Corp. 6.88%, 2/1/2026	1,135	1,051
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(a)	300	306
5.63%, 7/15/2027(a)	655	671
Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	610	568
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	780	799
5.38%, 7/15/2026(a)	1,705	1,768
TEGNA, Inc.
5.50%, 9/15/2024(a)	500	505
4.63%, 3/15/2028(a)	235	223
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(c)	550	556
Videotron Ltd. (Canada) 5.13%, 4/15/2027(a)	1,185	1,246

		24,442

Metals & Mining — 0.1%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	200	203
7.00%, 9/30/2026(a)	1,000	1,025
Commercial Metals Co. 4.88%, 5/15/2023	155	157
Constellium SE 5.75%, 5/15/2024(a)	250	251
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	215	218
4.50%, 9/15/2027(a)	450	454
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	380	383
4.55%, 11/14/2024	430	438
4.13%, 3/1/2028	407	396
5.45%, 3/15/2043	520	514
Novelis Corp.
5.88%, 9/30/2026(a)	350	358
4.75%, 1/30/2030(a)	280	266

		4,663

Multi-Utilities — 0.3%
Ameren Corp.
2.70%, 11/15/2020	573	577
2.50%, 9/15/2024	880	935
Dominion Energy, Inc.
4.10%, 4/1/2021(g)	1,250	1,270
2.72%, 8/15/2021(g)	1,150	1,169
Series A, 3.30%, 3/15/2025	6,570	7,100
NiSource, Inc. 2.65%, 11/17/2022	10	10
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	78
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 1.19%, 3/15/2021(c)	195	195
WEC Energy Group, Inc. 3.38%, 6/15/2021	100	103

		11,437

Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp. 5.13%, 12/1/2022	1,377	964
APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022(a)	10,128	10,584
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	1,730	1,688
BP Capital Markets America, Inc. 3.19%, 4/6/2025	4,000	4,340
Buckeye Partners LP
4.13%, 3/1/2025(a)	285	279
4.50%, 3/1/2028(a)	285	276
Cheniere Energy Partners LP 5.25%, 10/1/2025	1,205	1,217
Chevron Corp. 1.55%, 5/11/2025	5,305	5,468
Comstock Resources, Inc. 9.75%, 8/15/2026	276	257
Crestwood Midstream Partners LP 6.25%, 4/1/2023(g)	930	886
DCP Midstream Operating LP 3.88%, 3/15/2023	785	742
Denbury Resources, Inc. 9.00%, 5/15/2021(a)	315	135
Diamondback Energy, Inc. 5.38%, 5/31/2025	6,000	6,140
Enbridge, Inc. (Canada)
2.90%, 7/15/2022	75	77

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.50%, 1/15/2025	5,900	6,074
Energen Corp. 4.63%, 9/1/2021	6,823	6,864
EnLink Midstream Partners LP 4.40%, 4/1/2024	1,085	871
EP Energy LLC 7.75%, 5/15/2026(a)(i)	145	19
Equinor ASA (Norway) 2.88%, 4/6/2025	7,210	7,768
Exxon Mobil Corp.
1.57%, 4/15/2023	10,795	11,085
2.99%, 3/19/2025	7,095	7,767
Genesis Energy LP 7.75%, 2/1/2028	247	231
Gulfport Energy Corp.
6.63%, 5/1/2023	660	426
6.00%, 10/15/2024	1,080	632
Martin Midstream Partners LP 7.25%, 2/15/2021	150	88
MEG Energy Corp. (Canada)
6.50%, 1/15/2025(a)	1,007	993
7.13%, 2/1/2027(a)	378	344
NuStar Logistics LP
4.80%, 9/1/2020	100	101
6.75%, 2/1/2021	50	50
6.00%, 6/1/2026	470	451
Oasis Petroleum, Inc.
6.88%, 3/15/2022	879	167
6.88%, 1/15/2023	125	21
6.25%, 5/1/2026(a)	505	83
ONEOK, Inc. 2.75%, 9/1/2024	3,370	3,337
Parsley Energy LLC 5.25%, 8/15/2025(a)	430	416
PBF Holding Co. LLC
9.25%, 5/15/2025(a)	127	138
6.00%, 2/15/2028(a)	590	495
Peabody Energy Corp. 6.00%, 3/31/2022(a)	60	41
Petroleos Mexicanos (Mexico) 4.50%, 1/23/2026	3,800	3,239
QEP Resources, Inc. 5.25%, 5/1/2023	620	330
Range Resources Corp. 5.00%, 3/15/2023	1,000	905
SM Energy Co.
6.13%, 11/15/2022	625	375
6.63%, 1/15/2027	685	351
Southwestern Energy Co. 6.20%, 1/23/2025(g)	1,170	1,051
Summit Midstream Holdings LLC 5.50%, 8/15/2022	105	50
Sunoco LP 4.88%, 1/15/2023	85	86
Tallgrass Energy Partners LP 4.75%, 10/1/2023(a)	610	596
Targa Resources Partners LP
5.25%, 5/1/2023	955	960
5.88%, 4/15/2026	1,285	1,307
6.88%, 1/15/2029	1,180	1,263
TerraForm Power Operating LLC 4.25%, 1/31/2023(a)	314	319
Total Capital International SA (France) 2.43%, 1/10/2025	1,500	1,584
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	134	76
Whiting Petroleum Corp. 6.63%, 1/15/2026(i)	635	73
WPX Energy, Inc.
5.25%, 9/15/2024	750	744
5.75%, 6/1/2026	500	500

		95,324

Paper & Forest Products — 0.0%(b)
Clearwater Paper Corp. 4.50%, 2/1/2023	250	248

Personal Products — 0.0%(b)
Edgewell Personal Care Co. 4.70%, 5/24/2022	475	489
Prestige Brands, Inc. 6.38%, 3/1/2024(a)	595	612

		1,101

Pharmaceuticals — 0.6%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	3,465	3,847
8.50%, 1/31/2027(a)	50	55
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	56	56
7.00%, 3/15/2024(a)	130	135
6.13%, 4/15/2025(a)	725	736
5.50%, 11/1/2025(a)	2,260	2,335
7.00%, 1/15/2028(a)	27	28
5.00%, 1/30/2028(a)	224	216
5.25%, 1/30/2030(a)	228	224
Elanco Animal Health, Inc. 5.65%, 8/28/2028(g)	340	376
EMD Finance LLC (Germany) 2.95%, 3/19/2022(a)	150	155
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	1,290	1,314
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	9,068	9,562
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.82%, 8/20/2021(c)	185	185
3.25%, 8/20/2021	240	246

		19,470

Professional Services — 0.0%(b)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(a)	400	434

Real Estate Management & Development — 0.0%(b)
China Evergrande Group (China) 8.75%, 6/28/2025(h)	2,100	1,631

Road & Rail — 0.2%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	369	305
5.25%, 3/15/2025(a)	500	398

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.75%, 7/15/2027(a)	580	444
Hertz Corp. (The)
7.63%, 6/1/2022(a)	138	60
5.50%, 10/15/2024(a)	1,820	327
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	450
Ryder System, Inc.
3.50%, 6/1/2021	15	15
3.35%, 9/1/2025	4,405	4,492

		6,491

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.50%, 12/5/2021	75	77
Qorvo, Inc. 5.50%, 7/15/2026	365	382
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	1,620	1,705

		2,164

Software — 0.0%(b)
CDK Global, Inc. 4.88%, 6/1/2027	730	758
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	705	740

		1,498

Specialty Retail — 0.6%
AutoZone, Inc. 3.63%, 4/15/2025	6,000	6,589
L Brands, Inc.
5.63%, 10/15/2023	825	784
6.88%, 11/1/2035	500	415
Penske Automotive Group, Inc. 5.50%, 5/15/2026	935	921
PetSmart, Inc.
7.13%, 3/15/2023(a)	915	888
5.88%, 6/1/2025(a)	1,220	1,220
Staples, Inc.
7.50%, 4/15/2026(a)	1,670	1,459
10.75%, 4/15/2027(a)	830	565
TJX Cos., Inc. (The) 3.50%, 4/15/2025	7,100	7,931

		20,772

Technology Hardware, Storage & Peripherals — 0.1%
EMC Corp. 3.38%, 6/1/2023	1,989	1,998
NCR Corp.
6.38%, 12/15/2023	450	460
5.75%, 9/1/2027(a)	970	963
Western Digital Corp. 4.75%, 2/15/2026	605	637
Xerox Corp. 4.12%, 3/15/2023(g)	92	91

		4,149

Textiles, Apparel & Luxury Goods — 0.0%(b)
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	250	254
William Carter Co. (The) 5.63%, 3/15/2027(a)	370	378

		632

Thrifts & Mortgage Finance — 1.0%
BPCE SA (France)
3.00%, 5/22/2022(a)	8,426	8,652
2.75%, 1/11/2023(a)	5,420	5,585
(ICE LIBOR USD 3 Month + 1.24%), 2.02%, 9/12/2023(a)(c)	250	246
2.38%, 1/14/2025(a)	3,855	3,897
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022(a)	210	196
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023(a)	125	128
Nationwide Building Society (United Kingdom)
2.45%, 7/27/2021(a)	4,965	5,033
2.00%, 1/27/2023(a)	5,200	5,311
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(c)	5,375	5,533
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(c)	1,000	1,049
Radian Group, Inc. 4.50%, 10/1/2024	335	331

		35,961

Tobacco — 1.1%
Altria Group, Inc. 2.35%, 5/6/2025	7,085	7,339
BAT Capital Corp. (United Kingdom)
2.76%, 8/15/2022	7,220	7,440
2.79%, 9/6/2024	9,615	10,009
4.70%, 4/2/2027	2,760	3,087
Imperial Brands Finance plc (United Kingdom)
2.95%, 7/21/2020(a)	200	200
3.75%, 7/21/2022(a)	1,500	1,537
3.13%, 7/26/2024(a)	8,410	8,544
Philip Morris International, Inc. 1.50%, 5/1/2025	1,225	1,250
Reynolds American, Inc. (United Kingdom) 4.00%, 6/12/2022	150	158

		39,564

Trading Companies & Distributors — 0.8%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	145	63
Air Lease Corp.
3.50%, 1/15/2022	1,500	1,436
3.75%, 2/1/2022	3,919	3,738
2.63%, 7/1/2022	485	460
2.25%, 1/15/2023	5,811	5,420
2.75%, 1/15/2023	9,004	8,291
3.88%, 7/3/2023	3,000	2,827
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(a)	600	567
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	1,070	1,042
United Rentals North America, Inc. 6.50%, 12/15/2026	1,285	1,373

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.88%, 11/15/2027	500	501
4.88%, 1/15/2028	1,575	1,623
WESCO Distribution, Inc. 5.38%, 6/15/2024	250	245

		27,586

Transportation Infrastructure — 0.2%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025(a)	7,105	7,217

Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	50	52
5.25%, 8/1/2026	800	828
Sprint Corp.
7.25%, 9/15/2021	300	315
7.88%, 9/15/2023	1,025	1,163
7.13%, 6/15/2024	100	113
7.63%, 2/15/2025	546	637
7.63%, 3/1/2026	2,819	3,369
T-Mobile USA, Inc.
6.00%, 4/15/2024	150	153
6.50%, 1/15/2026	120	127
4.50%, 2/1/2026	328	337
4.75%, 2/1/2028	3,273	3,477
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	75	82
4.13%, 5/30/2025	135	152

		10,805

TOTAL CORPORATE BONDS (Cost $1,526,790)		1,536,034

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	279	285
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	239	237
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(a)(j)	4,313	4,343
Series 2019-5, Class A3, 2.92%, 10/25/2049(a)(j)	3,451	3,435
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(j)	1,060	1,002
Series 2019-3, Class A1, 2.93%, 5/25/2059(a)(j)	1,333	1,340
Series 2019-3, Class B1, 4.10%, 5/25/2059‡(a)(j)	1,000	895
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1, 3.67%, 7/27/2048(a)(j)	231	234
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049(a)(j)	281	286
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(j)	773	753
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	835	678
Series 2006-HYB2, Class 2A1B, 3.56%, 4/20/2036(j)	184	161
CIM Trust
Series 2019-INV2, Class A11, 1.44%, 5/25/2049‡(a)(j)	617	605
Series 2019-INV3, Class A11, 1.44%, 8/25/2049(a)(j)	4,044	3,988
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, 2.72%, 7/25/2049(a)(j)	906	901
Series 2019-IMC1, Class A3, 3.03%, 7/25/2049(a)(j)	856	852
Series 2019-IMC1, Class B1, 3.97%, 7/25/2049‡(a)(j)	410	362
COLT Mortgage Loan Trust
Series 2018-4, Class A1, 4.01%, 12/28/2048(a)(j)	423	428
Series 2019-3, Class A1, 2.76%, 8/25/2049(a)(j)	564	563
Series 2019-4, Class A1, 2.58%, 11/25/2049(a)(j)	1,660	1,658
Series 2019-4, Class A2, 2.84%, 11/25/2049(a)(j)	1,456	1,453
Series 2019-4, Class A3, 2.99%, 11/25/2049(a)(j)	2,184	2,171
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2, 2.47%, 8/25/2031‡(a)(j)	458	447
Series 2019-R05, Class 1M2, 2.17%, 7/25/2039‡(a)(j)	1,723	1,691
Series 2019-R06, Class 2M2, 2.27%, 9/25/2039(a)(j)	5,000	4,875
Series 2019-R07, Class 1M2, 2.27%, 10/25/2039‡(a)(j)	3,250	3,063
Series 2020-R01, Class 1M2, 2.22%, 1/25/2040‡(a)(j)	735	660
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,513	1,483
Deephaven Residential Mortgage Trust
Series 2017-3A, Class B2, 6.25%, 10/25/2047‡(a)(j)	1,000	897
Series 2019-4A, Class A3, 3.05%, 10/25/2059(a)(j)	2,398	2,395
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(a)(j)	2,620	2,294
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 0.92%, 10/25/2047(j)	973	840
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, 0.92%, 3/25/2030(j)	61	61
Series 2017-DNA3, Class M2, 2.67%, 3/25/2030(j)	250	250
Series 2018-HQA1, Class M2, 2.47%, 9/25/2030(j)	349	325

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, REMIC
Series 3806, Class L, 3.50%, 2/15/2026	4,942	5,259
Series 4533, Class KA, 3.00%, 11/15/2026	521	551
Series 3703, Class DY, 4.00%, 8/15/2030	243	265
Series 3036, Class NE, 5.00%, 9/15/2035	205	236
Series 3294, Class NE, 5.50%, 3/15/2037	366	429
Series 4284, Class EJ, 3.00%, 10/15/2038	207	209
Series 4460, Class E, 3.00%, 11/15/2039	877	895
Series 3820, Class GJ, 3.50%, 12/15/2039	122	127
Series 4462, Class A, 3.00%, 1/15/2040	2,457	2,512
Series 3904, Class EC, 2.00%, 8/15/2040	53	53
Series 3966, Class AG, 3.00%, 10/15/2040	1,517	1,569
Series 4091, Class TA, 3.00%, 5/15/2041	133	138
Series 4673, Class NA, 3.50%, 5/15/2041	351	355
Series 4467, Class AB, 3.00%, 7/15/2041	818	839
Series 4048, Class CA, 2.00%, 9/15/2041	381	390
Series 4454, Class B, 3.00%, 10/15/2041	55	55
Series 4467, Class DA, 3.00%, 11/15/2041	205	208
Series 4012, Class GS, IF, IO, 6.32%, 3/15/2042(j)	9,241	2,136
Series 4778, Class EA, 4.00%, 10/15/2042	2,638	2,693
Series 4784, Class PA, 3.50%, 3/15/2043	1,982	2,012
Series 4809, Class HA, 4.50%, 3/15/2043	3,849	3,895
Series 4661, Class HA, 3.00%, 5/15/2043	2,251	2,319
Series 4239, Class LD, 3.00%, 8/15/2043	136	145
Series 4834, Class AB, 3.50%, 9/15/2043	8,248	8,387
Series 4680, Class LG, 3.00%, 10/15/2043	18,977	19,599
Series 4680, Class LA, 3.50%, 10/15/2043	7,978	8,224
Series 4480, Class QA, 3.00%, 11/15/2043	170	178
Series 4711, Class HA, 3.00%, 12/15/2043	105	108
Series 4466, Class NL, 3.50%, 12/15/2043	3,561	3,792
Series 4338, Class SA, IF, IO, 5.82%, 5/15/2044(j)	11,155	2,123
Series 4623, Class EB, 2.50%, 12/15/2044	331	342
Series 4477, Class SA, IF, IO, 5.97%, 5/15/2045(j)	9,132	1,838
Series 4505, Class SA, IF, IO, 5.97%, 8/15/2045(j)	6,817	1,771
Series 4843, Class PH, 4.00%, 7/15/2046	3,672	3,746
Series 4767, Class LA, 3.50%, 8/15/2046	6,589	6,933
Series 4681, Class SD, IF, IO, 5.97%, 5/15/2047(j)	748	144
Series 4924, Class YP, 3.00%, 2/25/2049	5,683	6,062
Series 4906, Class QS, IF, IO, 5.87%, 9/25/2049(j)	9,362	2,036
Series 4925, Class SA, IF, IO, 5.87%, 10/25/2049(j)	9,917	1,990
Series 4937, Class MS, IF, IO, 5.87%, 12/25/2049(j)	26,882	5,210
Series 4954, Class SB, IF, IO, 5.87%, 2/25/2050(j)	15,895	3,353
Series 4954, Class SY, IF, IO, 5.87%, 2/25/2050(j)	16,180	3,436
Series 4632, Class MA, 4.00%, 8/15/2054	12,776	13,824
Series 4634, Class MD, 5.00%, 11/15/2054	27,776	30,004
Series 4630, Class MA, 4.00%, 1/15/2055	24,505	26,113
Series 4839, Class WS, IF, IO, 5.92%, 8/15/2056(j)	21,226	4,881
FHLMC, STRIPS
Series 306, Class 250, 2.50%, 5/15/2028	159	165
Series 267, Class S5, IF, IO, 5.82%, 8/15/2042(j)	9,416	1,774
Series 342, Class S7, IF, IO, 5.93%, 2/15/2045(j)	3,501	762
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 2.67%, 5/25/2030(j)	4,066	3,902
Series 2018-C01, Class 1M2, 2.42%, 7/25/2030(j)	3,000	2,917
Series 2018-C02, Class 2M2, 2.37%, 8/25/2030(j)	3,336	3,168
Series 2018-C05, Class 1M2, 2.52%, 1/25/2031(j)	8,731	8,469
FNMA, REMIC
Series 2013-40, Class VA, 3.50%, 5/25/2026	968	1,020
Series 2017-41, Class MV, 4.00%, 8/25/2028	2,316	2,570
Series 2018-88, Class VB, 4.00%, 2/25/2030	15,261	16,148

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-3, Class AM, 2.50%, 1/25/2032	1,865	1,920
Series 2013-67, Class VB, 4.00%, 6/25/2032	400	431
Series 2014-12, Class ED, 2.50%, 12/25/2032	1,400	1,447
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,210	213
Series 2015-80, Class CA, 3.00%, 4/25/2040	616	628
Series 2014-84, Class KA, 3.00%, 11/25/2040	704	726
Series 2013-81, Class AE, 3.50%, 2/25/2041	804	843
Series 2016-11, Class LA, 3.50%, 5/25/2042	2,212	2,286
Series 2015-55, Class QA, 3.50%, 10/25/2042	219	224
Series 2018-18, Class P, 3.50%, 4/25/2043	1,418	1,460
Series 2015-2, Class PA, 2.25%, 3/25/2044	186	191
Series 2015-27, Class HA, 3.00%, 3/25/2044	8,019	8,444
Series 2014-75, Class JA, 3.00%, 10/25/2044	460	491
Series 2016-63, Class JA, 2.50%, 12/25/2044	403	420
Series 2017-14, Class DA, 3.00%, 2/25/2045	1,084	1,129
Series 2015-54, Class FA, 0.52%, 7/25/2045(j)	120	119
Series 2018-84, Class CA, 4.00%, 11/25/2045	3,032	3,129
Series 2015-85, Class SA, IF, IO, 5.45%, 11/25/2045(j)	7,660	1,566
Series 2018-12, Class P, 3.00%, 3/25/2046	14,940	15,497
Series 2016-40, Class FA, 0.82%, 7/25/2046(j)	36	36
Series 2016-74, Class GS, IF, IO, 5.83%, 10/25/2046(j)	3,227	729
Series 2017-13, Class AS, IF, IO, 5.88%, 2/25/2047(j)	791	178
Series 2017-47, Class ST, IF, IO, 5.93%, 6/25/2047(j)	755	187
Series 2017-69, Class SH, IF, IO, 6.03%, 9/25/2047(j)	790	171
Series 2019-17, Class GB, 4.00%, 10/25/2047	1,603	1,678
Series 2018-27, Class SE, IF, IO, 6.03%, 5/25/2048(j)	1,590	361
Series 2019-31, Class S, IF, IO, 5.88%, 7/25/2049(j)	8,770	1,955
Series 2019-42, Class SK, IF, IO, 5.88%, 8/25/2049(j)	8,416	1,628
Series 2016-98, Class A, 4.00%, 6/25/2050	26,114	27,479
Series 2016-98, Class DA, 4.00%, 12/25/2051	36,715	39,916
Series 2017-46, Class LB, 3.50%, 12/25/2052	631	649
Series 2017-49, Class JD, 3.50%, 7/25/2053	2,294	2,368
Series 2017-49, Class JA, 4.00%, 7/25/2053	2,151	2,258
Series 2017-96, Class KA, 3.00%, 1/25/2055	696	734
FWDSecuritization Trust
Series 2019-INV1, Class A2, 3.01%, 6/25/2049(a)(j)	570	562
Series 2019-INV1, Class A3, 3.11%, 6/25/2049(a)(j)	815	790
Series 2019-INV1, Class M1, 3.48%, 6/25/2049‡(a)(j)	500	456
GCAT LLC
Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡(a)(j)	500	463
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 9/25/2059(a)(g)	2,549	2,606
Series 2019-NQM2, Class A3, 3.16%, 9/25/2059(a)(g)	2,549	2,605
Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡(a)(j)	2,000	1,750
GNMA
Series 2013-180, Class VM, 3.00%, 8/16/2036	1,000	1,030
Series 2010-101, Class LE, 3.00%, 8/20/2039	117	119
Series 2010-166, Class SD, IF, IO, 5.85%, 12/20/2040(j)	1,226	291
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	517	88
Series 2015-123, Class SE, IF, IO, 5.55%, 9/20/2045(j)	10,840	1,776
Series 2016-108, Class SM, IF, IO, 5.93%, 8/20/2046(j)	1,438	337
Series 2016-146, Class NS, IF, IO, 5.93%, 10/20/2046(j)	1,839	426
Series 2017-80, Class AS, IF, IO, 6.03%, 5/20/2047(j)	1,800	387
Series 2017-93, Class SE, IF, IO, 6.03%, 6/20/2047(j)	1,887	399
Series 2017-163, Class PA, 3.00%, 7/20/2047	14,445	15,308
Series 2017-117, Class SB, IF, IO, 6.03%, 8/20/2047(j)	1,174	268
Series 2017-134, Class SD, IF, IO, 6.03%, 9/20/2047(j)	1,764	380
Series 2017-155, Class KS, IF, IO, 6.03%, 10/20/2047(j)	1,901	425
Series 2017-163, Class HS, IF, IO, 6.03%, 11/20/2047(j)	8,110	1,477
Series 2017-180, Class SD, IF, IO, 6.03%, 12/20/2047(j)	1,921	444

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-36, Class SG, IF, IO, 6.03%, 3/20/2048(j)	1,613	354
Series 2018-46, Class AS, IF, IO, 6.03%, 3/20/2048(j)	8,773	2,112
Series 2018-139, Class SB, IF, IO, 5.98%, 10/20/2048(j)	14,033	3,055
Series 2019-71, Class SK, IF, IO, 5.98%, 6/20/2049(j)	8,979	1,909
Series 2019-115, Class SW, IF, IO, 5.93%, 9/20/2049(j)	25,268	4,356
Series 2019-117, Class SA, IF, IO, 5.93%, 9/20/2049(j)	13,442	2,939
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, 3.45%, 1/25/2059(a)(j)	610	616
Series 2019-2, Class A1, 2.70%, 9/25/2059(a)(j)	1,406	1,400
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	4,255	3,971
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, 3.99%, 11/25/2048(a)(j)	601	616
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(a)(j)	363	362
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(a)(j)	9,268	9,342
Series 2019-NQM5, Class A3, 3.07%, 11/25/2059(a)(j)	4,128	4,048
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(a)(j)	3,041	2,813
OBX Trust
Series 2020-INV1, Class A11, 1.39%, 12/25/2049(a)(j)	4,463	4,183
Series 2019-EXP3, Class 2A1A, 1.07%, 10/25/2059(a)(j)	3,475	3,452
Series 2019-EXP3, Class 2A1B, 1.07%, 10/25/2059(a)(j)	2,160	2,079
PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(j)	5,409	5,205
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—(k)	–(k)
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A1, 3.40%, 4/29/2049(a)(j)	515	517
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(a)(j)	244	244
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, 2.94%, 6/25/2049(a)(j)	1,311	1,322
Series 2019-1, Class A3, 3.30%, 6/25/2049(a)(j)	708	706
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(a)(j)	1,000	913
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 0.36%, 7/25/2046(j)	1,468	1,101
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 2/25/2059(a)(j)	313	316
Series 2019-2, Class A1, 3.21%, 5/25/2059(a)(j)	461	464
Series 2019-4, Class A1, 2.64%, 11/25/2059(a)(g)	4,400	4,432
Series 2019-4, Class M1, 3.21%, 11/25/2059‡(a)(j)	1,600	1,464
Series 2019-4, Class B1, 3.86%, 11/25/2059‡(a)(j)	600	493
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.62%, 5/25/2035(j)	144	141

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $482,123)		486,993

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Notes
2.25%, 3/31/2021	85	86
2.13%, 5/15/2022	1,595	1,656
1.75%, 7/15/2022	2,620	2,707
1.63%, 11/15/2022	36,180	37,460
1.63%, 12/15/2022	600	622
1.50%, 1/15/2023	86,705	89,697
1.75%, 1/31/2023	435	453
1.38%, 2/15/2023	4,375	4,516
0.50%, 3/15/2023	189,720	191,388
0.25%, 4/15/2023	42,680	42,760
0.13%, 5/15/2023	35,853	35,779
0.38%, 4/30/2025	3,180	3,191
2.38%, 5/15/2029	985	1,137

TOTAL U.S. TREASURY OBLIGATIONS (Cost $405,955)		411,452

ASSET-BACKED SECURITIES — 10.9%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	7,146	7,183
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(a)	457	458
Series 2017-2, Class D, 3.69%, 6/12/2023(a)	537	539
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	5,700	5,757

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-1, Class D, 3.93%, 4/10/2024(a)	600	596
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	750	757
Series 2018-3, Class C, 3.75%, 10/15/2024(a)	455	457
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	750	745
Series 2019-3, Class D, 2.89%, 9/12/2025(a)	913	874
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	577	545
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	4,010	3,991
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	2,980	2,854
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	3,340	3,034
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	14,630	14,400
Series 2020-1, Class E, 3.32%, 3/13/2026(a)	5,000	4,202
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	5,160	5,284
Series 2017-3, Class D, 3.18%, 7/18/2023	500	506
Series 2019-1, Class C, 3.36%, 2/18/2025	750	766
Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	998
Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,456
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(a)	4,730	4,417
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	15,000	15,080
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033(a)	86	75
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050(a)	1,500	1,455
Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(a)	1,500	1,396
Carvana Auto Receivables Trust
Series 2019-4A, Class B, 2.53%, 7/15/2024(a)	7,550	7,481
Series 2019-4A, Class D, 3.07%, 7/15/2025(a)	1,821	1,707
Cascade Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(j)	4,827	4,682
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023‡(a)	99	97
Series 2019-A, Class C, 5.29%, 10/16/2023‡(a)	853	774
Series 2019-B, Class B, 3.62%, 6/17/2024‡(a)	2,500	2,220
Consumer Loan Underlying Bond Credit Trust
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(a)	68	68
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(a)	329	328
CPS Auto Receivables Trust
Series 2016-B, Class D, 6.58%, 3/15/2022(a)	4,000	4,055
Series 2017-D, Class C, 3.01%, 10/17/2022(a)	409	410
Series 2019-B, Class C, 3.35%, 1/15/2024(a)	4,575	4,592
Series 2020-A, Class B, 2.36%, 2/15/2024(a)	2,185	2,177
Series 2020-A, Class C, 2.54%, 12/15/2025(a)	1,690	1,650
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	1,500	1,423
CPS Auto Trust
Series 2016-D, Class D, 4.53%, 1/17/2023(a)	130	131
Series 2018-C, Class D, 4.40%, 6/17/2024(a)	500	493
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(a)	350	353
Series 2018-3A, Class C, 4.04%, 12/15/2027(a)	350	352
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	3,210	3,187
Series 2019-3A, Class B, 2.86%, 1/16/2029(a)	4,500	4,441
Drive Auto Receivables Trust
Series 2019-4, Class A2B, 0.53%, 6/15/2022(j)	901	901
Series 2019-3, Class B, 2.65%, 2/15/2024	1,187	1,191
Series 2018-3, Class D, 4.30%, 9/16/2024	500	511
Series 2019-3, Class C, 2.90%, 8/15/2025	1,000	1,001
Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	1,992
Series 2018-4, Class D, 4.09%, 1/15/2026	500	510
Series 2019-2, Class D, 3.69%, 8/17/2026	500	501
Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	2,912
Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	4,855

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023(a)	281	284
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	197	199
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	1,500	1,530
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	3,560	3,591
Series 2017-1A, Class E, 5.79%, 2/15/2024(a)	5,000	5,067
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	800	791
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	2,068	2,059
Series 2019-4A, Class D, 2.85%, 7/15/2025(a)	5,000	4,862
Series 2020-1A, Class C, 2.29%, 11/17/2025(a)	5,156	5,062
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	3,735	3,507
Series 2020-1A, Class E, 3.48%, 2/16/2027(a)	5,000	4,235
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023(a)	540	546
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	3,000	2,993
Series 2017-1A, Class D, 6.20%, 11/15/2023(a)	1,860	1,843
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	1,500	1,510
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	3,385	3,325
Series 2019-4A, Class C, 2.44%, 9/16/2024(a)	5,000	4,960
Series 2020-1A, Class C, 2.49%, 1/15/2025(a)	2,700	2,672
Series 2019-3A, Class D, 3.11%, 8/15/2025(a)	620	599
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	5,000	4,809
Series 2020-1A, Class D, 2.73%, 12/15/2025(a)	1,440	1,370
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	810	755
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	3,000	2,849
Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024(a)	2,750	2,654
First Investors Auto Owner Trust Series 2019-2A, Class B, 2.47%, 1/15/2025(a)	3,095	3,095
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	224	225
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	300	294
Series 2019-4, Class B, 2.53%, 11/17/2025(a)	3,360	3,377
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	2,480	2,429
Series 2020-1, Class C, 2.24%, 1/15/2026(a)	3,460	3,331
FORA Financial Asset Securitization LLC Series 2019-1, Class A, 4.02%, 10/15/2024(a)	2,370	1,857
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(a)	21	21
Series 2018-1, Class B, 4.56%, 7/18/2024‡(a)	200	194
Series 2018-2, Class B, 4.61%, 10/20/2025‡(a)	500	478
Series 2019-1, Class B, 3.87%, 6/18/2026‡(a)	1,000	974
Series 2019-2, Class A, 2.62%, 11/18/2026(a)	3,058	3,014
Series 2019-2, Class B, 3.19%, 11/18/2026‡(a)	6,410	6,043
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	7,882	7,772
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(a)	2,979	3,003
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	1,500	1,487
Series 2019-3A, Class C, 2.96%, 5/15/2025(a)	5,000	4,792
Series 2019-4A, Class C, 3.06%, 8/15/2025(a)	1,200	1,120
GLS Auto Receivables Trust
Series 2018-1A, Class B, 3.52%, 8/15/2023(a)	500	502
Series 2018-2A, Class C, 4.17%, 4/15/2024(a)	300	301
Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028(a)	11,255	10,235
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	3,869	3,813
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(a)	134	134
Series 2019-4A, Class A, 2.39%, 12/17/2029(a)	7,141	7,101
Series 2020-1A, Class A, 2.24%, 3/15/2030(a)	3,105	3,093
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	746	570
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(a)(g)	297	293
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(a)(g)	407	371

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 0.97%, 8/25/2034‡(j)	638	596
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A, 2.65%, 11/18/2024(a)	8,991	8,993
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,000	1,004
Series 2018-1A, Class C, 3.75%, 10/15/2024(a)	500	507
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	7,240	7,217
Prosper Marketplace Issuance Trust Series 2019-4A, Class A, 2.48%, 2/17/2026(a)	3,328	3,313
Regional Management Issuance Trust Series 2019-1, Class A, 3.05%, 11/15/2028(a)	8,182	7,681
Santander Drive Auto Receivables Trust
Series 2017-3, Class E, 4.97%, 1/15/2025	5,000	5,077
Series 2018-4, Class D, 3.98%, 12/15/2025	500	510
Santander Revolving Auto Loan Trust Series 2019-A, Class A, 2.51%, 1/26/2032(a)	14,400	14,262
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026(a)	3,800	3,729
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	192	187
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	300	277
SoFi Consumer Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 5/15/2046(a)	2,625	2,694
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029(a)	500	501
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031(a)	2,167	2,244
United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	311	291
Upstart Securitization Trust
Series 2019-2, Class A, 2.90%, 9/20/2029(a)	3,022	2,961
Series 2020-1, Class A, 2.32%, 4/22/2030(a)	8,707	8,631
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044(a)	695	694
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049‡(a)(g)	3,469	3,270
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(g)	12,228	11,546
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(a)	5,892	5,862
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049‡(a)(g)	6,183	5,835
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(a)(g)	3,548	3,347
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	500	504
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	2,000	2,006
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	4,500	4,501
Series 2019-3A, Class D, 2.72%, 11/15/2024(a)	4,000	3,897
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	1,000	991
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	1,700	1,448
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	2,000	1,522

TOTAL ASSET-BACKED SECURITIES (Cost $394,414)		382,909

MORTGAGE-BACKED SECURITIES — 8.9%
FHLMC Gold Pools, 15 Year
Pool # J24740, 3.00%, 7/1/2028	87	93
Pool # G15655, 3.00%, 10/1/2028	220	234
Pool # G18528, 3.50%, 10/1/2029	5,791	6,141
Pool # G15890, 3.00%, 7/1/2031	6,008	6,422
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	66	70
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	492	539
FHLMC UMBS, 15 Year
Pool # ZS8594, 3.00%, 1/1/2031	3,046	3,219
Pool # ZS8598, 3.00%, 2/1/2031	3,185	3,365
Pool # SB0268, 3.00%, 5/1/2033	936	988
Pool # SB0041, 3.50%, 7/1/2034	5,929	6,342

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC UMBS, 30 Year
Pool # ZS9524, 3.50%, 1/1/2044	20,122	22,032
Pool # SD0057, 3.50%, 5/1/2048	9,093	9,948
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	9,335	9,889
Pool # AL8153, 3.00%, 3/1/2031	6,045	6,459
Pool # AL9552, 3.50%, 8/1/2031	583	626
Pool # AS9697, 3.50%, 5/1/2032	231	246
Pool # CA0778, 3.00%, 11/1/2032	375	402
Pool # BM5464, 3.00%, 2/1/2033	5,324	5,610
Pool # MA3970, 2.00%, 3/1/2035	8,504	8,779
Pool # MA4074, 2.00%, 6/1/2035(l)	12,550	12,956
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	322	340
Pool # MA1527, 3.00%, 8/1/2033	205	219
Pool # MA1921, 3.50%, 6/1/2034	12,582	13,496
Pool # CA1791, 3.50%, 2/1/2038	23,981	25,570
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	12,773	14,138
Pool # AL7453, 4.00%, 2/1/2045	8,740	9,812
Pool # AS7039, 4.50%, 4/1/2046	2,205	2,413
Pool # FM1719, 4.50%, 11/1/2046	23,968	26,616
Pool # CA3519, 4.50%, 5/1/2049	42,718	47,761
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	16,798	18,605
Pool # BF0144, 3.50%, 10/1/2056	8,532	9,318
Pool # BF0184, 4.00%, 2/1/2057	5,278	5,846
Pool # BF0263, 3.50%, 5/1/2058	8,387	9,172
Pool # BF0381, 4.00%, 4/1/2059	4,774	5,285
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 6/25/2035(l)	8,660	8,935
GNMA II, 30 Year Pool # MA6220, 4.00%, 10/20/2049	7,819	8,326

TOTAL MORTGAGE-BACKED SECURITIES (Cost $301,811)		310,212

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 1.63%, 6/15/2035‡(a)(j)	600	500
Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 0.89%, 11/15/2052(j)	112,751	6,419
BHMS Series 2018-ATLS, Class A, 1.43%, 7/15/2035(a)(j)	500	465
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.88%, 11/15/2035(a)(j)	1,435	1,388
Series 2020-BXLP, Class C, 1.30%, 12/15/2036‡(a)(j)	5,235	4,960
Series 2020-BXLP, Class D, 1.43%, 12/15/2036‡(a)(j)	3,720	3,496
Series 2020-BXLP, Class F, 2.18%, 12/15/2036‡(a)(j)	7,510	6,930
BX Trust Series 2019-CALM, Class E, 2.18%, 11/25/2032‡(a)(j)	3,750	3,172
BXMT Ltd.
Series 2017-FL1, Class B, 1.68%, 6/15/2035‡(a)(j)	500	459
Series 2017-FL1, Class D, 2.88%, 6/15/2035‡(a)(j)	300	248
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 2.33%, 12/15/2037‡(a)(j)	200	188
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 1.23%, 7/15/2032‡(a)(j)	365	352
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036‡(a)(j)	400	397
Series 2019-PRM, Class C, 3.90%, 5/10/2036‡(a)	1,750	1,782
Series 2019-PRM, Class D, 4.35%, 5/10/2036‡(a)	2,144	2,153
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(a)	1,000	970
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	2,000	1,302
Commercial Mortgage Trust
Series 2015-3BP, Class B, 3.24%, 2/10/2035(a)(j)	7,185	7,429
Series 2020-CBM, Class D, 3.63%, 2/10/2037‡(a)(j)	10,000	8,667

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-CBM, Class E, 3.63%, 2/10/2037‡(a)(j)	10,000	7,909
Series 2014-UBS2, Class D, 5.00%, 3/10/2047‡(a)(j)	1,500	1,255
Series 2014-CR19, Class D, 4.73%, 8/10/2047‡(a)(j)	3,291	1,873
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(a)	4,000	2,487
Series 2014-CR21, Class D, 3.93%, 12/10/2047‡(a)(j)	4,000	2,360
Series 2015-CR23, Class D, 4.29%, 5/10/2048‡(j)	2,000	1,583
Series 2015-LC21, Class D, 4.34%, 7/10/2048‡(j)	1,000	540
Series 2019-GC44, Class XA, IO, 0.66%, 8/15/2057(j)	66,889	2,915
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B, 1.41%, 5/15/2036‡(a)(j)	1,200	1,161
Series 2019-ICE4, Class D, 1.78%, 5/15/2036‡(a)(j)	1,000	949
DBUBS Mortgage Trust Series 2011-LC1A, Class C, 5.69%, 11/10/2046(a)(j)	245	243
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K018, Class X1, IO, 1.30%, 1/25/2022(j)	5,314	80
Series K721, Class X3, IO, 1.30%, 9/25/2022(j)	6,071	169
Series K027, Class X1, IO, 0.75%, 1/25/2023(j)	10,616	169
Series K034, Class X1, IO, 0.10%, 7/25/2023(j)	164,476	510
Series K033, Class X1, IO, 0.30%, 7/25/2023(j)	51,535	432
Series KC03, Class X1, IO, 0.49%, 11/25/2024(j)	58,494	1,127
Series KC06, Class X1, IO, 0.90%, 6/25/2026(j)	38,000	1,474
Series K734, Class X3, IO, 2.17%, 7/25/2026(j)	40,000	4,228
Series KC05, Class X1, IO, 1.20%, 6/25/2027(j)	28,976	1,755
Series K078, Class X1, IO, 0.09%, 6/25/2028(j)	49,860	456
Series K082, Class X3, IO, 2.21%, 10/25/2028(j)	8,700	1,235
Series K096, Class X3, IO, 2.11%, 7/25/2029(j)	48,000	6,639
Series K090, Class X3, IO, 2.31%, 10/25/2029(j)	32,598	4,919
Series K723, Class X3, IO, 1.92%, 10/25/2034(j)	7,410	414
Series K025, Class X3, IO, 1.75%, 11/25/2040(j)	3,360	126
Series K054, Class X3, IO, 1.60%, 4/25/2043(j)	3,700	245
Series K068, Class X3, IO, 2.06%, 10/25/2044(j)	3,368	403
Series K059, Class X3, IO, 1.92%, 11/25/2044(j)	5,700	572
Series K061, Class X3, IO, 1.97%, 12/25/2044(j)	2,775	291
Series K070, Class X3, IO, 2.04%, 12/25/2044(j)	16,537	2,011
Series K072, Class X3, IO, 2.14%, 12/25/2045(j)	1,200	155
Series K087, Class X3, IO, 2.32%, 1/25/2046(j)	14,050	2,118
Series K097, Class X3, IO, 2.02%, 9/25/2046(j)	20,477	2,910
Series K088, Class X3, IO, 2.35%, 2/25/2047(j)	10,500	1,645
Series K093, Class X3, IO, 2.21%, 5/25/2047(j)	50,000	7,498
Series K092, Class X3, IO, 2.25%, 5/25/2047(j)	39,434	6,036
Series K095, Class X3, IO, 2.10%, 8/25/2047(j)	25,000	3,610
Series K736, Class X3, IO, 2.01%, 9/25/2047(j)	50,000	5,129
Series K099, Class X3, IO, 2.02%, 10/25/2047(j)	13,745	1,854
FNMA ACES Series 2019-M21, Class X2, IO, 1.35%, 2/25/2031(j)	34,887	3,804
FREMF Series 2018-KF46, Class B, 2.28%, 3/25/2028(a)(j)	325	256
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.74%, 7/25/2024(a)(j)	2,000	1,979
Series 2017-KF36, Class B, 2.98%, 8/25/2024(a)(j)	4,199	3,565
Series 2017-KF34, Class B, 3.03%, 8/25/2024(a)(j)	5,733	4,861
Series 2017-KF38, Class B, 2.83%, 9/25/2024(a)(j)	137	117
Series 2017-KF39, Class B, 2.83%, 11/25/2024(a)(j)	156	134
Series 2018-KF42, Class B, 2.53%, 12/25/2024(a)(j)	2,783	2,411
Series 2018-KF53, Class B, 2.38%, 10/25/2025(j)	1,101	948
Series 2019-KC03, Class B, 4.37%, 1/25/2026(a)(j)	5,000	4,402
Series 2019-KF62, Class B, 2.38%, 4/25/2026(a)(j)	925	772
Series 2019-KC06, Class B, 3.82%, 9/25/2026(a)(j)	7,600	6,363
Series 2010-K8, Class B, 5.29%, 9/25/2043(a)(j)	705	704
Series 2011-K15, Class B, 4.96%, 8/25/2044(a)(j)	135	136
Series 2012-K17, Class B, 4.32%, 12/25/2044(a)(j)	280	288

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-K18, Class B, 4.25%, 1/25/2045(a)(j)	385	396
Series 2012-K19, Class B, 4.02%, 5/25/2045(a)(j)	300	310
Series 2012-K21, Class B, 3.94%, 7/25/2045(a)(j)	530	543
Series 2012-K22, Class B, 3.69%, 8/25/2045(a)(j)	190	195
Series 2013-K26, Class B, 3.60%, 12/25/2045(a)(j)	6,500	6,661
Series 2011-K12, Class B, 4.34%, 1/25/2046(a)(j)	500	504
Series 2013-K31, Class C, 3.63%, 7/25/2046(a)(j)	3,000	2,975
Series 2013-K34, Class B, 3.73%, 9/25/2046(a)(j)	1,000	1,038
Series 2011-K14, Class B, 5.18%, 2/25/2047(a)(j)	1,100	1,110
Series 2014-K716, Class B, 3.95%, 8/25/2047(a)(j)	250	253
Series 2014-K40, Class C, 4.07%, 11/25/2047(a)(j)	2,000	1,960
Series 2011-K13, Class B, 4.61%, 1/25/2048(a)(j)	600	605
Series 2015-K49, Class B, 3.72%, 10/25/2048(a)(j)	5,282	5,410
Series 2015-K51, Class C, 3.95%, 10/25/2048(a)(j)	4,955	4,775
Series 2011-K11, Class B, 4.42%, 12/25/2048(a)(j)	305	307
Series 2017-K726, Class C, 3.97%, 7/25/2049(a)(j)	2,300	2,300
Series 2017-K729, Class B, 3.67%, 11/25/2049(a)(j)	200	200
Series 2017-K729, Class C, 3.67%, 11/25/2049(a)(j)	3,000	2,895
Series 2017-K62, Class C, 3.87%, 1/25/2050(a)(j)	5,081	4,835
Series 2017-K728, Class B, 3.65%, 11/25/2050(a)(j)	1,825	1,837
GNMA
Series 2015-115, IO, 0.55%, 7/16/2057(j)	2,602	99
Series 2017-54, IO, 0.64%, 12/16/2058(j)	16,102	801
Series 2017-23, IO, 0.74%, 5/16/2059(j)	3,081	165
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class A, 1.07%, 11/21/2035(a)(j)	102	101
GRACE Mortgage Trust Series 2014-GRCE, Class B, 3.52%, 6/10/2028‡(a)	4,100	4,123
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class C, 4.07%, 2/10/2029‡(a)(j)	4,200	4,152
Series 2016-RENT, Class E, 4.07%, 2/10/2029‡(a)(j)	2,000	1,955
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	2,000	1,440
Series 2013-GC12, Class D, 4.45%, 6/10/2046‡(a)(j)	2,000	1,637
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,500	654
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.24%, 1/15/2049‡(a)(j)	2,320	1,448
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.98%, 5/15/2036(a)(j)	950	925
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.25%, 7/15/2040(j)	162	156
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class C, 4.91%, 4/15/2047(j)	300	276
Series 2014-C17, Class D, 4.74%, 8/15/2047‡(a)(j)	2,000	1,323
Series 2015-C23, Class D, 4.15%, 7/15/2050‡(a)(j)	2,000	1,408
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 1.38%, 7/15/2035‡(a)(j)	250	229
Series 2011-C1, Class E, 5.50%, 9/15/2047‡(a)(j)	3,000	2,914
MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036(a)	6,960	6,911
Series 2019-PARK, Class B, 2.72%, 12/15/2036‡(a)	6,000	5,846
Series 2019-PARK, Class D, 2.72%, 12/15/2036‡(a)	10,000	9,492
Series 2019-PARK, Class E, 2.72%, 12/15/2036‡(a)	7,500	6,919
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.87%, 10/15/2049‡(a)(j)	3,440	2,941
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(a)	358	363
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048(a)(j)	2,876	2,905
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045‡(j)	150	149
Series 2013-C12, Class B, 3.86%, 3/15/2048(j)	150	149
Series 2014-C22, Class D, 3.90%, 9/15/2057‡(a)(j)	1,000	800

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $291,836)		262,892

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 0.8%
Arab Republic of Egypt (Egypt)
6.13%, 1/31/2022(h)	700	710
5.58%, 2/21/2023(h)	500	502
5.75%, 5/29/2024(a)	1,000	1,003
5.88%, 6/11/2025(h)	500	500
Democratic Socialist Republic of Sri Lanka (Sri Lanka)
6.85%, 3/14/2024(a)	560	317
6.35%, 6/28/2024(a)	350	196
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(h)	3,300	3,066
Federal Republic of Nigeria (Nigeria)
7.63%, 11/21/2025(h)	500	479
6.50%, 11/28/2027(h)	2,600	2,307
Islamic Republic of Pakistan (Pakistan) 8.25%, 4/15/2024(h)	300	300
Lebanese Republic (Lebanon) 6.38%, 3/9/2020(i)	4,362	820
Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025(h)	400	330
Republic of Ecuador (Ecuador) 10.65%, 1/31/2029(g)(h)(i)	3,249	1,166
Republic of El Salvador (El Salvador) 5.88%, 1/30/2025(h)	3,100	2,531
Republic of Ghana (Ghana) 6.38%, 2/11/2027(h)	2,600	2,318
Republic of Kenya (Kenya) 6.88%, 6/24/2024(h)	3,300	3,167
Republic of Paraguay (Paraguay) 4.95%, 4/28/2031(a)	960	1,034
Republic of Senegal (Senegal) 8.75%, 5/13/2021(h)	1,130	1,129
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2020(h)	100	100
7.75%, 9/1/2021(h)	1,200	1,209
7.75%, 9/1/2023(h)	3,700	3,722

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $34,243)		26,906

	Shares (000)
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.52%(m)(n)(Cost $53,696)	53,652	53,705

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 0.09%, 7/16/2020(o)(p)(Cost $2,367)	2,367	2,367

TOTAL SHORT-TERM INVESTMENTS (Cost $56,063)		56,072

Total Investments — 99.3% (Cost $3,493,235)		3,473,470
Other Assets Less Liabilities — 0.7%		25,708

Net Assets — 100.0%		3,499,178

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(i)	Defaulted security.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(k)	Amount rounds to less than one thousand.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2020.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(p)	The rate shown is the effective yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,052	09/2020	USD	232,319	32
U.S. Treasury 5 Year Note	28	09/2020	USD	3,518	— (a)
U.S. Treasury Long Bond	115	09/2020	USD	20,484	79
U.S. Treasury Ultra Bond	29	09/2020	USD	6,305	3

					114

Short Contracts
U.S. Treasury 10 Year Note	(911)	09/2020	USD	(126,686)	(165)
U.S. Treasury 10 Year Ultra Note	(295)	09/2020	USD	(46,389)	(175)

					(340)

					(226)

Abbreviations

USD	United States Dollar

(a)	Amount rounds to less than one thousand.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$344,481	$38,428	$382,909
Collateralized Mortgage Obligations	—	466,725	20,268	486,993
Commercial Mortgage-Backed Securities	—	159,406	103,486	262,892
Corporate Bonds	—	1,536,034	—	1,536,034
Foreign Government Securities	—	26,906	—	26,906
Mortgage-Backed Securities	—	310,212	—	310,212
U.S. Treasury Obligations	—	411,452	—	411,452
Short-Term Investments
Investment Companies	53,705	—	—	53,705
U.S. Treasury Obligations	—	2,367	—	2,367

Total Short-Term Investments	53,705	2,367	—	56,072

Total Investments in Securities	$53,705	$3,257,583	$162,182	$3,473,470

Appreciation in Other Financial Instruments
Futures Contracts	$114	$—	$—	$114

Depreciation in Other Financial Instruments
Futures Contracts	$(340)	$—	$—	$(340)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities
Asset-Backed Securities	$43,733	$—	$(2,810)	$(1)		$—	$(4,178)	$1,684	$—	$38,428
Collateralized Mortgage Obligations	24,529	—	(2,014)	—	(a)	—	(473)	3,254	(5,028)	20,268
Commercial Mortgage-Backed Securities	82,677	(646)	(18,684)	7		—	(1,700)	43,269	(1,437)	103,486
Corporate Bonds — Wireless Telecommunication Services	486	2	(6)	2		—	(484)	—	—	—

Total	$151,425	$(644)	$(23,514)	$8		$—	$(6,835)	$48,207	$(6,465)	$162,182

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(23,446).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$38,426	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (19.02%)
			Constan Default Rate	0.00% - 1.77% (0.03%)
			Yield (Discount Rate of Cash Flows)	3.13% - 26.34% (8.59%)

Asset-Backed Securities	38,426

	20,266	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00% (18.53%)
			Constan Default Rate	0.00% - 0.10% (0.00%)
			Yield (Discount Rate of Cash Flows)	1.98% - 7.31% (4.78%)

Collateralized Mortgage Obligation	20,266

	102,777	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.01%)
			Yield (Discount Rate of Cash Flows)	2.42% - 21.19% (7.05%)

Commercial Mortgage-Backed Securities	102,777

Total	$161,469

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $713,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.52%(a)(b)	$88,599	$457,896	$492,796	$17	$(11)	$53,705	53,652	$155	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	7,158	4,474	11,632	—	—	—	—	3	—

Total	$95,757	$462,370	$504,428	$17	$(11)	$53,705		$158	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.